UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Tradr 2X Long Innovation ETF

(formerly, AXS 2X Innovation ETF)

(TARK)

Tradr 1.25X NVDA Bear Daily ETF

(formerly, AXS 1.25X NVDA Bear Daily ETF)

(NVDS)

Tradr TSLA Bear Daily ETF

(formerly, AXS TSLA Bear Daily ETF)

(TSLQ)

Tradr Short Innovation Daily ETF

(formerly, AXS Short Innovation Daily ETF)

(SARK)

ANNUAL REPORT

MARCH 31, 2024

Tradr ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedule of Investments	13
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	25
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	44
Supplemental Information	46
Expense Examples	54

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs. This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective prospectus.

www.tradretfs.com

Tradr ETFs

181 Westchester Ave., Ste. 402

Port Chester, NY 10573

tradretfs.com

888-52TRADR

(888.528.7237)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tradr 2X Long Innovation ETF (“TARK” or the “Fund”). The following information pertains to the fiscal year ending on March 31, 2024. The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ARK Innovation ETF Index. The Fund does not seek to achieve its stated investment objective for a period different than one trading day.

The Fund had positive performance during the fiscal period ending on March 31, 2024. The market price for TARK increased 24.05% and the Fund’s net asset value per share (“NAV”) increased 24.07%, while the ARK Innovation ETF Index gained 24.14% with daily annualized volatility measured at a standard deviation of 36.8%.

The Fund uses swaps to target the desired 200% daily NAV exposure to the underlying ARK Innovation ETF Index. The Fund met its investment objectives. Over the 250 trading days in the fiscal period, the Fund’s daily NAV beat twice the ARK Innovation ETF Index daily performance 5 days, came within 5 basis points 197 days. The Fund’s daily NAV trailed ARK Innovation ETF Index daily performance by an average of -0.034%.

Looking forward, we continue strive to improve Fund NAV tracking of the twice the daily ARK Innovation ETF Index return. We appreciate your investment in TARK.

The views in this letter were as of March 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Past performance does not guarantee future results.

ETFs involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund. This and other important information about the Fund are contained in the Prospectus, which can be obtained by visiting www.tradretfs.com. The Prospectus should be read carefully before investing.

Tradr ETFs

181 Westchester Ave., Ste. 402

Port Chester, NY 10573

tradretfs.com

888-52TRADR

(888.528.7237)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tradr 1.25X NVDA Bear Daily ETF (“NVDS” or the “Fund”). The following information pertains to the fiscal year ending on March 31, 2024. The Fund seeks daily investment results, before fees and expenses, of -125% of the daily performance of Nvidia Corp. stock (“NVDA”). The Fund does not seek to achieve its stated investment objective for a period different than one trading day.

The Fund had negative performance during the fiscal period ending on March 31, 2024. The market price for NVDS decreased 81.72% and the Fund’s net asset value per share (“NAV”) decreased 81.73%, while the S&P 500 Index was up 29.88% and shares of NVDA gained 228.78% with daily annualized volatility measured at a standard deviation of 47.6%.

The Fund uses swaps to target the desired -125% daily NAV exposure to the underlying NVDA stock. The Fund met its investment objectives. Over the 250 trading days in the fiscal period, the Fund’s daily NAV beat the inverse NVDA daily performance 247 days by an average of 0.041% per day.

Looking forward, we continue strive to improve Fund NAV tracking of -125% of the daily NVDA return. We appreciate your investment in NVDS.

The views in this letter were as of March 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Past performance does not guarantee future results.

ETFs involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund. This and other important information about the Fund are contained in the Prospectus, which can be obtained by visiting www.tradretfs.com. The Prospectus should be read carefully before investing.

Tradr ETFs

181 Westchester Ave., Ste. 402

Port Chester, NY 10573

tradretfs.com

888-52TRADR

(888.528.7237)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tradr TSLA Bear Daily ETF (“TSLQ” or the “Fund”). The following information pertains to the fiscal year ending on March 31, 2024. The Fund seeks daily investment results, before fees and expenses, of -100% of the daily performance of Tesla, Inc. stock (“TSLA”). The Fund does not seek to achieve its stated investment objective for a period different than one trading day.

The Fund had positive performance during the fiscal period ending on March 31, 2024. The market price for TSLQ increased 2.52% and the Fund’s net asset value per share (“NAV”) increased 2.44%, while the S&P 500 Index was up 29.88% and shares of TSLA lost 15.27% with daily annualized volatility measured at a standard deviation of 47.5%.

The Fund uses swaps to target the desired -100% daily NAV exposure to the underlying TSLA stock. The Fund met its investment objectives. Over the 250 trading days in the fiscal period, the Fund’s daily NAV beat the inverse TSLA daily performance 246 days and by an average of 0.033% per day.

Looking forward, we continue strive to improve Fund NAV tracking of the inverse of the daily TSLA return. We appreciate your investment in TSLQ.

The views in this letter were as of March 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Past performance does not guarantee future results.

ETFs involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund. This and other important information about the Fund are contained in the Prospectus, which can be obtained by visiting www.tradretfs.com. The Prospectus should be read carefully before investing.

Tradr ETFs

181 Westchester Ave., Ste. 402

Port Chester, NY 10573

tradretfs.com

888-52TRADR

(888.528.7237)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tradr Short Innovation Daily ETF (“SARK” or the “Fund”). The following information pertains to the fiscal year ending on March 31, 2024. The Fund seeks daily investment results, before fees and expenses, of -100% of the daily performance of the ARK Innovation ETF Index. The Fund does not seek to achieve its stated investment objective for a period different than one trading day.

The Fund had negative performance during the fiscal period ending on March 31, 2024. The market price for SARK decreased 24.28% and Fund’s net asset value per share (“NAV”) decreased 24.22%, while the ARK Innovation ETF Index gained 24.14% with daily annualized volatility measured at a standard deviation of 36.8%.

The Fund uses swaps to target the desired -100% daily NAV exposure to the underlying ARK Innovation ETF Index. The Fund met its investment objectives. Over the 250 trading days in the fiscal year, the Fund’s daily NAV beat the inverse ARK Innovation ETF Index daily price performance 249 days by an average of 0.029%.

Looking forward, we continue strive to improve Fund NAV tracking of the inverse of the daily ARK Innovation ETF Index return. We appreciate your investment in SARK.

The views in this letter were as of March 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Past performance does not guarantee future results.

ETFs involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund. This and other important information about the Fund are contained in the Prospectus, which can be obtained by visiting www.tradretfs.com. The Prospectus should be read carefully before investing.

Tradr 2X Long Innovation ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the ARK Innovation ETF Index. Results include the reinvestment of all dividends and capital gains.

The ARK Innovation ETF Index is an actively-managed exchange-traded fund ("ETF") that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the fund's investment theme of disruptive innovation. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of March 31, 2024	1 Year	Since Inception	Inception Date
Tradr 2X Long Innovation ETF (Net Asset Value)	24.07%	-27.96%	4/28/22
Tradr 2X Long Innovation ETF (Market Price)	24.05%	-27.97%	4/28/22
ARK Innovation ETF Index	24.14%	1.28%	4/28/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (303) 623-2577.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 1.43% and 1.15%, respectively, which were stated in the current prospectus dated July 31, 2023. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the ETF to ensure that total annual ETF operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired ETF fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Acquiring ETF officers and trustees or contractual indemnification of ETF service providers (other than the Acquiring ETF’s advisor)) will not exceed 1.15%. This agreement is in effect until July 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

Tradr 2X Long Innovation ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the ETF, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares.

Tradr 1.25X NVDA Bear Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of March 31, 2024	1 Year	Since Inception	Inception Date
Tradr 1.25X NVDA Bear Daily ETF (Net Asset Value)	-81.73%	-80.26%	7/13/22
Tradr 1.25X NVDA Bear Daily ETF (Market Price)	-81.72%	-80.25%	7/13/22
S&P 500 Index	29.88%	22.77%	7/13/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (303) 623-2577.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 1.81% and 1.15%, respectively, which were stated in the current prospectus dated July 31, 2023. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the ETF to ensure that total annual ETF operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired ETF fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.15%. This agreement is in effect until July 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

Tradr 1.25X NVDA Bear Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the ETF, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares.

Tradr TSLA Bear Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of March 31, 2024	1 Year	Since Inception	Inception Date
Tradr TSLA Bear Daily ETF (Net Asset Value)	2.44%	-6.47%	7/13/22
Tradr TSLA Bear Daily ETF (Market Price)	2.52%	-6.46%	7/13/22
S&P 500 Index	29.88%	22.77%	7/13/22

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (303) 623-2577.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 1.21% and 1.15%, respectively, which were stated in the current prospectus dated July 31, 2023. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the ETF to ensure that total annual ETF operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired ETF fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.15%. This agreement is in effect until July 31, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

Tradr TSLA Bear Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the ETF, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares.

Tradr Short Innovation Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the ARK Innovation ETF Index. Results include the reinvestment of all dividends and capital gains.

The ARK Innovation ETF Index is an actively-managed exchange-traded fund ("ETF") that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the fund's investment theme of disruptive innovation. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of March 31, 2024	1 Year	Since Inception	Inception Date
Tradr Short Innovation Daily ETF (Net Asset Value)	-24.22%	9.86%	11/5/21
Tradr Short Innovation Daily ETF (Market Price)	-24.28%	9.89%	11/5/21
ARK Innovation ETF Index	24.14%	-31.06%	11/5/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (303) 623-2577.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 1.01% and 0.75%, respectively, which were stated in the current prospectus dated July 31, 2023. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the ETF to ensure that total annual ETF operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired ETF fees and expenses (as determined in accordance with SEC Form N-1A), other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.75% of the ETF's average daily net assets. This agreement is in effect until August 5, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

Tradr Short Innovation Daily ETF

ETF PERFORMANCE at March 31, 2024 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the ETF, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on ETF distributions or the redemption of ETF shares.

Tradr 2X Long Innovation ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Value
Other Assets in Excess of Liabilities — 100.0%	$63,917,637
TOTAL NET ASSETS — 100.0%	$63,917,637

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	5.82% (OBRF01* + 50bps)	At Maturity	5/3/2024	$51,849,816	$-	$15,675,613
Clear Street	ARK Innovation ETF	Receive	5.87% (OBRF01* + 55bps)	At Maturity	6/7/2024	46,161,556	-	15,124,536
TOTAL EQUITY SWAP CONTRACTS								$30,800,149

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of March 31, 2024.

Allocation of Portfolio Holdings
Cash*	52%
Swaps	48%
Total	100%

*	Cash, cash equivalents and other assets less liabilities.

See accompanying Notes to Financial Statements.

Tradr 1.25X NVDA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Value
Other Assets in Excess of Liabilities — 100.0%	$70,221,100
TOTAL NET ASSETS — 100.0%	$70,221,100

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	NVIDIA Corp.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/17/2024	$(35,271,994)	$-	$(824,153)
Clear Street	NVIDIA Corp.	Pay	4.97% (OBFR01* -35bps)	At Maturity	6/14/2024	(50,583,209)	-	(31,735,189)
TOTAL EQUITY SWAP CONTRACTS								$(32,559,342)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of March 31, 2024.

Allocation of Portfolio Holdings
Cash*	146%
Swaps	-46%
Total	100%

*	Cash, cash equivalents and other assets less liabilities.

See accompanying Notes to Financial Statements.

Tradr TSLA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Value
Other Assets in Excess of Liabilities — 100.0%	$105,767,626
TOTAL NET ASSETS — 100.0%	$105,767,626

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	7/17/2024	$(65,244,847)	$-	$15,244,462
Clear Street	Tesla, Inc.	Pay	4.97% (OBFR01* -35bps)	At Maturity	5/24/2024	(66,796,040)	-	(1,491,168)
TOTAL EQUITY SWAP CONTRACTS								$13,753,294

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of March 31, 2024.

Allocation of Portfolio Holdings
Cash*	87%
Swaps	13%
Total	100%

*	Cash, cash equivalents and other assets less liabilities.

See accompanying Notes to Financial Statements.

Tradr Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2024

Value
Other Assets in Excess of Liabilities — 100.0%	$125,581,757
TOTAL NET ASSETS — 100.0%	$125,581,757

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	ARK Innovation ETF	Pay	3.77% (OBRF01* - 155bps)	At Maturity	8/7/2024	$(70,030,817)	$-	$1,917,154
Clear Street	ARK Innovation ETF	Pay	3.75% (OBRF01* - 157bps)	At Maturity	5/3/2024	(55,954,518)	-	(36,389,993)
TOTAL EQUITY SWAP CONTRACTS								$(34,472,839)

*	OBFR01 - Overnight Bank Funding Rate, 5.32% as of March 31, 2024.

Allocation of Portfolio Holdings
Cash*	127%
Swaps	-27%
Total	100%

*	Cash, cash equivalents and other assets less liabilities.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2024

		Tradr
	Tradr	1.25X NVDA Bear
	2X Long Innovation ETF	Daily ETF
Assets:
Cash	$10,217,745	$21,461,232
Cash collateral held for open swap contracts	23,024,646	85,527,611
Unrealized appreciation on open swap contracts	30,800,149	-
Receivables:
Fund shares sold	-	6,523,880
Prepaid expenses	1,537	1,344
Total assets	64,044,077	113,514,067

Liabilities:
Unrealized depreciation on open swap contracts	-	32,559,342
Payables:
Fund shares redeemed	-	10,564,144
Advisory fees	35,919	32,578
Fund administration fees	11,653	15,486
Transfer agent fees and expenses	4,286	8,574
Custody fees	16,655	24,818
Auditing fees	17,000	17,000
Fund accounting fees	10,152	10,715
Trustees' deferred compensation (Note 3)	7,391	8,297
Shareholder reporting fees	3,440	5,514
Chief Compliance Officer fees	1,543	1,834
Trustees' fees and expenses	1,205	2,627
Legal fees	906	2,667
Accrued other expenses	16,290	39,371
Total liabilities	126,440	43,292,967
Commitments and contingencies (Note 3)
Net Assets	$63,917,637	$70,221,100

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,601,928	$227,710,157
Total distributable earnings (accumulated deficit)	26,315,709	(157,489,057)
Net Assets	$63,917,637	$70,221,100

Shares of beneficial interest issued and outstanding	800,690	1,098,196
Net asset value per share	$79.83	$63.94

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2024

	Tradr	Tradr
	TSLA Bear	Short Innovation
	Daily ETF	Daily ETF
Assets:
Cash	$32,623,639	$41,665,613
Cash collateral held for open swap contracts	59,602,055	122,157,042
Unrealized appreciation on open swap contracts	15,244,462	1,917,154
Receivables:
Fund shares sold	-	-
Prepaid expenses	1,976	3,549
Total assets	107,472,132	165,743,358

Liabilities:
Unrealized depreciation on open swap contracts	1,491,168	36,389,993
Payables:
Fund shares redeemed	-	3,356,425
Advisory fees	61,682	61,778
Fund administration fees	17,820	124,608
Transfer agent fees and expenses	6,306	5,752
Custody fees	30,607	37,965
Auditing fees	17,000	18,005
Fund accounting fees	10,182	34,038
Trustees' deferred compensation (Note 3)	13,714	22,795
Shareholder reporting fees	4,333	7,889
Chief Compliance Officer fees	4,535	12,701
Trustees' fees and expenses	3,498	13,691
Legal fees	4,770	27,138
Accrued other expenses	38,891	48,823
Total liabilities	1,704,506	40,161,601
Commitments and contingencies (Note 3)
Net Assets	$105,767,626	$125,581,757

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$142,025,652	$210,178,616
Total distributable earnings (accumulated deficit)	(36,258,026)	(84,596,859)
Net Assets	$105,767,626	$125,581,757

Shares of beneficial interest issued and outstanding	2,760,000	4,675,000
Net asset value per share	$38.32	$26.86

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2024

		Tradr
	Tradr	1.25X NVDA Bear
	2X Long Innovation ETF	Daily ETF
Investment Income:
Interest	$2,156,164	$5,030,354
Total investment income	2,156,164	5,030,354

Expenses:
Advisory fees	577,828	823,086
Fund administration fees	66,349	105,557
Transfer agent fees and expenses	9,272	8,715
Custody fees	110,647	105,627
Fund accounting fees	55,881	50,558
Miscellaneous	22,379	39,100
Auditing fees	14,410	14,500
Legal fees	12,574	19,417
Trustees' fees and expenses	12,042	21,982
Shareholder reporting fees	11,468	25,610
Insurance fees	8,443	5,053
Chief Compliance Officer fees	4,377	8,861
Total expenses	905,670	1,228,066
Advisory fees (waived) recovered	(206,174)	(232,672)
Net expenses	699,496	995,394
Net investment income (loss)	1,456,668	4,034,960

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(3,660,047)	(115,482,199)
Net realized gain (loss)	(3,660,047)	(115,482,199)
Net change in unrealized appreciation/depreciation on:
Swap contracts	28,371,355	(15,375,439)
Net change in unrealized appreciation/depreciation	28,371,355	(15,375,439)
Net realized and unrealized gain (loss)	24,711,308	(130,857,638)

Net Increase (Decrease) in Net Assets from Operations	$26,167,976	$(126,822,678)

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year Ended March 31, 2024

	Tradr	Tradr
	TSLA Bear	Short Innovation
	Daily ETF	Daily ETF
Investment Income:
Interest	$4,936,211	$10,464,835
Total investment income	4,936,211	10,464,835

Expenses:
Advisory fees	992,867	1,365,264
Fund administration fees	129,866	274,817
Transfer agent fees and expenses	13,591	6,924
Custody fees	139,601	55,574
Fund accounting fees	65,666	34,109
Miscellaneous	41,322	26,855
Auditing fees	14,500	14,505
Legal fees	31,372	69,562
Trustees' fees and expenses	32,824	49,308
Shareholder reporting fees	22,654	32,222
Insurance fees	24,313	19,421
Chief Compliance Officer fees	12,118	32,095
Total expenses	1,520,694	1,980,656
Advisory fees (waived) recovered	(318,800)	(405,352)
Net expenses	1,201,894	1,575,304
Net investment income (loss)	3,734,317	8,889,531

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(23,255,014)	(42,116,086)
Net realized gain (loss)	(23,255,014)	(42,116,086)
Net change in unrealized appreciation/depreciation on:
Swap contracts	19,649,205	(17,142,006)
Net change in unrealized appreciation/depreciation	19,649,205	(17,142,006)
Net realized and unrealized gain (loss)	(3,605,809)	(59,258,092)

Net Increase (Decrease) in Net Assets from Operations	$128,508	$(50,368,561)

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	March 31, 2024	March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,456,668	$247,719
Net realized gain (loss) on swap contracts	(3,660,047)	(9,070,819)
Net change in unrealized appreciation/depreciation on swap contracts	28,371,355	2,428,794
Net increase (decrease) in net assets resulting from operations	26,167,976	(6,394,306)

Capital Transactions:
Net proceeds from shares sold	121,856,220	301,733,016
Cost of shares redeemed	(134,977,535)	(244,467,734)
Net increase (decrease) in net assets from capital transactions	(13,121,315)	57,265,282

Total increase (decrease) in net assets	13,046,661	50,870,976

Net Assets:
Beginning of period	50,870,976	-
End of period	$63,917,637	$50,870,976
Capital Share Transactions:
Shares sold	1,880,000	4,243,000
Shares redeemed	(1,870,000)	(3,452,310)
Net increase (decrease) in capital share transactions	10,000	790,690

*	The Fund commenced operations on April 28, 2022.

See accompanying Notes to Financial Statements.

Tradr 1.25X NVDA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	March 31, 2024	March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,034,960	$259,185
Net realized gain (loss) on swap contracts	(115,482,199)	(5,190,735)
Net change in unrealized appreciation/depreciation on swap contracts	(15,375,439)	(17,183,903)
Net increase (decrease) in net assets resulting from operations	(126,822,678)	(22,115,453)

Distributions to Shareholders:
Total distributions to shareholders	(8,099,106)	(451,820)

Capital Transactions:
Net proceeds from shares sold	678,976,601	167,901,773
Cost of shares redeemed	(565,307,589)	(53,860,628)
Net increase (decrease) in net assets from capital transactions	113,669,012	114,041,145

Total increase (decrease) in net assets	(21,252,772)	91,473,872

Net Assets:
Beginning of period	91,473,872	-
End of period	$70,221,100	$91,473,872

Capital Share Transactions:**
Shares sold	5,110,000	320,600
Shares redeemed	(4,239,804)	(92,600)
Net increase (decrease) in capital share transactions	870,196	228,000

*	The Fund commenced operations on July 13, 2022.
**	The Fund had two 1-5 reverse stock splits after the close of business August 14, 2023 and April 2, 2024, of which is reflected as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr TSLA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	March 31, 2024	March 31, 2023*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,734,317	$1,387,823
Net realized gain (loss) on swap contracts	(23,255,014)	(19,129,211)
Net change in unrealized appreciation/depreciation on swap contracts	19,649,205	(5,895,911)
Net increase (decrease) in net assets resulting from operations	128,508	(23,637,299)

Distributions to Shareholders:
Total distributions to shareholders	(9,777,526)	(2,971,709)

Capital Transactions:
Net proceeds from shares sold	992,642,539	778,730,406
Cost of shares redeemed	(989,596,413)	(639,750,880)
Net increase (decrease) in net assets from capital transactions	3,046,126	138,979,526

Total increase (decrease) in net assets	(6,602,892)	112,370,518

Net Assets:
Beginning of period	112,370,518	-
End of period	$105,767,626	$112,370,518
Capital Share Transactions:
Shares sold	28,430,000	14,955,000
Shares redeemed	(28,310,000)	(12,315,000)
Net increase (decrease) in capital share transactions	120,000	2,640,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

Tradr Short Innovation Daily ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	March 31, 2024	March 31, 2023*	September 30, 2022**
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,889,531	$4,072,297	$(1,497,593)
Net realized gain (loss) on swap contracts	(42,116,086)	22,851,036	153,123,322
Net change in unrealized appreciation/depreciation on swap contracts	(17,142,006)	(54,085,126)	36,754,293
Net increase (decrease) in net assets resulting from operations	(50,368,561)	(27,161,793)	188,380,022

Distributions to Shareholders:
Total distributions to shareholders	(16,893,270)	(65,646,748)	-

Capital Transactions:
Net proceeds from shares sold	362,642,105	573,256,103	1,579,155,899
Cost of shares redeemed	(479,956,355)	(544,694,243)	(1,393,131,402)
Net increase (decrease) in net assets from capital transactions	(117,314,250)	28,561,860	186,024,497

Total increase (decrease) in net assets	(184,576,081)	(64,246,681)	374,404,519

Net Assets:
Beginning of period	310,157,838	374,404,519	-
End of period	$125,581,757	$310,157,838	$374,404,519
Capital Share Transactions:
Shares sold	10,600,000	13,100,000	31,250,000
Shares redeemed	(13,675,000)	(11,400,000)	(25,200,000)
Net increase (decrease) in capital share transactions	(3,075,000)	1,700,000	6,050,000

^	With the Plan of Reorganization with respect to the Tradr Short Innovation Daily ETF (formerly, Tuttle Capital Short Innovation ETF), shareholders received shares of the Tradr Short Innovation Daily ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective October 1, 2022.
**	The Fund commenced operations on November 5, 2021.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	March 31, 2024	March 31, 2023*,**
Net asset value, beginning of period	$64.34	$150.00
Income from Investment Operations:
Net investment income (loss)[1]	1.63	0.41
Net realized and unrealized gain (loss)	13.86	(86.07)
Total from investment operations	15.49	(85.66)
Net asset value, end of period	$79.83	$64.34

Total return[2,3]	24.07%	(57.11)%[4]

Total return at market price[3,5]	24.05%	(57.11)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,918	$50,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%	1.43%[6]
After fees waived and expenses absorbed/recovered	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.05%	0.36%[6]
After fees waived and expenses absorbed/recovered	2.39%	0.64%[6]

Portfolio turnover rate	-%	-%[4]

*	The Fund commenced operations on April 28, 2022.
**	The Fund had a 1-5 stock split after the close of business November 30, 2022. Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 1.25X NVDA Bear Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	March 31, 2024**	March 31, 2023*
Net asset value, beginning of period	$401.20	$1,250.00
Income from Investment Operations:
Net investment income (loss)[1]	7.80	9.20
Net realized and unrealized gain (loss)	(323.71)	(835.40)
Total from investment operations	(315.91)	(826.20)

Less Distributions:
From net investment income	(21.35)	(2.72)
From net realized gain	-	(19.88)
Total distributions	(21.35)	(22.60)
Net asset value, end of period	$63.94	$401.20

Total return[2,3]	(81.73)%	(66.14)%[4]

Total return at market price[3,5]	(81.72)%	(66.14)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,221	$91,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.42%	1.81%[6]
After fees waived and expenses absorbed/recovered	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.38%	1.69%[6]
After fees waived and expenses absorbed/recovered	4.65%	2.35%[6]

Portfolio turnover rate	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
**	The Fund had two 1-5 reverse stock splits after the close of business August 14, 2023 and April 2, 2024, of which is reflected as of March 31, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr TSLA Bear Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	March 31, 2024	March 31, 2023*
Net asset value, beginning of period	$42.56	$50.00
Income from Investment Operations:
Net investment income (loss)[1]	1.28	0.82
Net realized and unrealized gain (loss)	(1.79)	(6.23)
Total from investment operations	(0.51)	(5.41)

Less Distributions:
From net investment income	(3.73)	(0.46)
From net realized gain	-	(1.57)
Total distributions	(3.73)	(2.03)
Net asset value, end of period	$38.32	$42.56

Total return[2,3]	2.44%	(12.97)%[4]

Total return at market price[3,5]	2.52%	(13.02)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,768	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.45%	1.21%[6]
After fees waived and expenses absorbed/recovered	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.27%	2.21%[6]
After fees waived and expenses absorbed/recovered	3.57%	2.27%[6]

Portfolio turnover rate	-%	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr Short Innovation Daily ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	March 31,	March 31,	September 30,
	2024	2023*	2022**
Net asset value, beginning of period	$40.02	$61.89	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	1.51	0.57	(0.24)
Net realized and unrealized gain (loss)	(11.41)	(8.69)	32.13
Total from investment operations	(9.90)	(8.12)	31.89

Less Distributions:
From net investment income	(3.26)	-	-
From net realized gain	-	(13.75)	-
Total distributions	(3.26)	(13.75)	-
Net asset value, end of period	$26.86	$40.02	$61.89

Total return[2,3]	(24.22)%	(19.82)%[4]	106.28%[4]

Total return at market price[3,5]	(24.28)%	(19.69)%[4]	106.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,582	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.94%	1.01%[6]	0.83%[6]
After fees waived and expenses absorbed/recovered	0.75%	0.75%[6]	0.75%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.04%	2.03%[6]	(0.58)%[6]
After fees waived and expenses absorbed/recovered	4.23%	2.29%[6]	(0.50)%[6]

Portfolio turnover rate	-%	-%[4]	-%[4]

^	Financial information from November 5, 2021 through August 5, 2022 is for Tuttle Capital Short Innovation ETF, which was reorganized into the Tradr Short Innovation Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective October 1, 2022.
**	The Fund commenced operations on November 5, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on Nasdaq.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024

Note 1 – Organization

Tradr 2X Long Innovation ETF (formerly, AXS 2X Innovation ETF) (the “2X Long Innovation ETF”), Tradr 1.25X NVDA Bear Daily ETF (formerly, AXS 1.25X NVDA Bear Daily ETF) (the “1.25X NVDA Bear Daily ETF”), Tradr TSLA Bear Daily ETF (formerly, AXS TSLA Bear Daily ETF) (the “TSLA Bear Daily ETF”) and Tradr Short Innovation Daily ETF (formerly, AXS Short Innovation Daily ETF) (the “Short Innovation Daily ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The 2X Long Innovation ETF seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ARK Innovation ETF. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund commenced operations on April 28, 2022.

On November 15, 2022, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 30, 2022. On December 1, 2022, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on November 30, 2022. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

The 1.25X NVDA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a quarter times the inverse (-125%) of the daily performance of the common shares of NVIDIA Corporation. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

On July 19, 2023, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.25X NVDA Bear Daily ETF, effective after the close of business on August 14, 2023. On August 15, 2023, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on August 14, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On March 18, 2024, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.25X NVDA Bear Daily ETF, effective after the close of business on April 2, 2024. On April 3, 2024, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on April 2, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

The TSLA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The Short Innovation Daily ETF seeks to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The Fund is classified as a non-diversified fund. Effective October 1, 2022, the Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

The Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the "Short Innovation Daily ETF Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Short Innovation Daily ETF Predecessor Fund.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $250, regardless of the number of Creation Units created in the transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2024, and during the prior three open tax years, if any, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Long Innovation ETF	0.95%
1.25X NVDA Bear Daily ETF	0.95%
TSLA Bear Daily ETF	0.95%
Short Innovation Daily ETF	0.65%*

*	The Advisor has agreed to cap the investment advisory fees for the Short Innovation Daily ETF to 0.65% for a period of two years ending on August 5, 2024. After the two-year period from the date of the reorganization, the Fund’s investment advisory fees will be 0.75%.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) will not exceed the total limit on annual operating expenses of each fund. These agreements are in effect until July 31, 2024 for the 2X Long Innovation ETF, 1.25X NVDA Bear Daily ETF and TSLA Bear Daily ETF. The agreement is in effect until August 5, 2024 for the Short Innovation Daily ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual Operating Expenses
2X Long Innovation ETF	1.15%
1.25X NVDA Bear Daily ETF	1.15%
TSLA Bear Daily ETF	1.15%
Short Innovation Daily ETF	0.75%

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	2X Long Innovation ETF	1.25X NVDA Bear Daily ETF	TSLA Bear Daily ETF
March 31, 2026	$109,366	$72,363	$39,147
March 31, 2027	206,174	232,672	318,800
Total	$315,540	$305,035	$357,947

Short Innovation Daily ETF
September 30, 2025	$168,590
March 31, 2026	462,957
March 31, 2027	405,352
Total	$1,036,899

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended March 31, 2024, are reported on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended March 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended March 31, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2024, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
2X Long Innovation ETF	$(4,314,009)	$4,314,009
1.25X NVDA Bear Daily ETF	-	-
TSLA Bear Daily ETF	-	-
Short Innovation Daily ETF	-	-

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

The tax basis of the components of distributable net earnings (deficit) at March 31, 2024 were as follows:

	2X Long Innovation ETF	1.25X NVDA Bear Daily ETF	TSLA Bear Daily ETF
Undistributed ordinary income	$-	$1,533,519	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	1,533,519	-

Accumulated capital and other losses	(4,477,049)	(126,454,937)	(49,997,606)
Unrealized appreciation (depreciation) on swap contracts	30,800,149	(32,559,342)	13,753,294
Unrealized deferred compensation	(7,391)	(8,297)	(13,714)
Total distributable earnings (accumulated deficit)	$26,315,709	$(157,489,057)	$(36,258,026)

Short Innovation Daily ETF
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(50,101,225)
Unrealized appreciation (depreciation) on swap contracts	(34,472,839)
Unrealized deferred compensation	(22,795)
Total distributable earnings (accumulated deficit)	$(84,596,859)

The tax character of the distributions paid during the periods ended March 31, 2024 and 2023 (if applicable) were as follows:

2X Long Innovation ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

	1.25X NVDA Bear Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$8,099,106	$451,820
Net long-term capital gains	-	-
Total distributions paid	$8,099,106	$451,820

	TSLA Bear Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$9,777,526	$2,971,709
Net long-term capital gains	-	-
Total distributions paid	$9,777,526	$2,971,709

	Short Innovation Daily ETF
Distribution paid from:	March 31, 2024	March 31, 2023
Ordinary income	$16,893,270	$65,646,748
Net long-term capital gains	-	-
Total distributions paid	$16,893,270	$65,646,748

As of March 31, 2024, the 2X Long Innovation ETF, TSLA Bear Daily ETF and Short Innovation Daily ETF had qualified late-year ordinary losses which are deferred until fiscal year 2025 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

	2X Long Innovation ETF	TSLA Bear Daily ETF	Short Innovation Daily ETF
Late-year ordinary losses	$1,372,143	$519,462	$1,753,163

As of March 31, 2024, the Funds had net capital loss carryovers as follows:

	2X Long Innovation ETF	1.25X NVDA Bear Daily ETF	TSLA Bear Daily ETF	Short Innovation Daily ETF
Not subject to expiration:
Short-term	$3,104,906	$126,454,937	$49,478,144	$48,348,062
Long-term	-	-	-	-
Total	$3,104,906	$126,454,937	$49,478,144	$48,348,062

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended March 31, 2024, the 2X Long Innovation ETF utilized short-term capital loss carryforwards of $2,623,514.

Note 5 – Investment Transactions

There were no purchases and sales of investments for the year ended March 31, 2024.

There were no purchases and sales of in-kind transactions for the year ended March 31, 2024.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

2X Long Innovation ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$30,800,149	$-	$30,800,149
Total Assets	$-	$30,800,149	$-	$30,800,149

1.25X NVDA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$32,559,342	$-	$32,559,342
Total Liabilities	$-	$32,559,342	$-	$32,559,342

TSLA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$15,244,462	$-	$15,244,462
Total Assets	$-	$15,244,462	$-	$15,244,462
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$1,491,168	$-	$1,491,168
Total Liabilities	$-	$1,491,168	$-	$1,491,168

Short Innovation Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$1,917,154	$-	$1,917,154
Total Assets	$-	$1,917,154	$-	$1,917,154
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$36,389,993	$-	$36,389,993
Total Liabilities	$-	$36,389,993	$-	$36,389,993

*	The Funds did not hold any Level 1 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the year ended March 31, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2024, by risk category are as follows:

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long Innovation ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$30,800,149	$-
1.25X NVDA Bear Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	32,559,342
TSLA Bear Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	15,244,462	1,491,168
Short Innovation Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	1,917,154	36,389,993

The effects of derivative instruments on the Statements of Operations for the year ended March 31, 2024, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$(3,660,047)
1.25X NVDA Bear Daily ETF	Equity contracts	(115,482,199)
TSLA Bear Daily ETF	Equity contracts	(23,255,014)
Short Innovation Daily ETF	Equity contracts	(42,116,086)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long Innovation ETF	Equity contracts	$28,371,355
1.25X NVDA Bear Daily ETF	Equity contracts	(15,375,439)
TSLA Bear Daily ETF	Equity contracts	19,649,205
Short Innovation Daily ETF	Equity contracts	(17,142,006)

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

The average quarterly volume of derivative instruments held by the Funds during the year ended March 31, 2024, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long Innovation ETF	Equity contracts	Open Swap Contracts	$101,196,382
1.25X NVDA Bear Daily ETF	Equity contracts	Open Swap Contracts	(95,785,518)
TSLA Bear Daily ETF	Equity contracts	Open Swap Contracts	(103,556,963)
Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(200,878,916)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of March 31, 2024, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2024:

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Innovation ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	$15,675,613	$-	$-	$15,675,613
Unrealized appreciation on open swap contracts -asset receivable	Clear Street	15,124,536	-	-	15,124,536
1.25X NVDA Bear Daily ETF
Unrealized depreciation on open swap contracts -liability payable	Cowen	824,153	-	(824,153)	-
Unrealized depreciation on open swap contracts -liability payable	Clear Street	31,735,189	-	(31,735,189)	-
TSLA Bear Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	15,244,462	-	-	15,244,462
Unrealized depreciation on open swap contracts -liability payable	Clear Street	1,491,168	-	(1,491,168)	-
Short Innovation Daily ETF
Unrealized appreciation on open swap contracts - asset receivable	Cowen	1,917,154	-	-	1,917,154
Unrealized depreciation on open swap contracts -liability payable	Clear Street	36,389,993	-	(36,389,993)	-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2024

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semi-annual streamlined shareholder reports.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On May 6, 2024, based upon the recommendation of the Advisor, the Board of Trustees of the Trust approved the below changes to each Fund’s name. The changes are expected to be implemented on or about July 15, 2024 (the “Effective Date”).

Effective on the Effective Date, each Fund’s name will be changed as follows:

Current Fund Name	New Fund Name
Tradr Short Innovation Daily ETF	Tradr 2X Short Innovation Daily ETF
Tradr TSLA Bear Daily ETF	Tradr 2X Short TSLA Daily ETF
Tradr 1.25X NVDA Bear Daily ETF	Tradr 1.5X Short NVDA Daily ETF

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tradr ETFs and

the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Tradr 2X Long Innovation ETF (formerly AXS 2X Innovation ETF), Tradr 1.25X NVDA Bear Daily ETF (formerly AXS 1.25X NVDA Bear Daily ETF), Tradr TSLA Bear Daily ETF (formerly AXS TSLA Bear Daily ETF), and Tradr Short Innovation Daily ETF (formerly AXS Short Innovation Daily ETF) (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of March 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Tradr ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Tradr 2X Long Innovation ETF	For the year ended March 31, 2024	For the year ended March 31, 2024 and for the period April 28, 2022 (commencement of operations) through March 31, 2023	For the year ended March 31, 2024 and for the period April 28, 2022 (commencement of operations) through March 31, 2023
Tradr 1.25X NVDA Bear Daily ETF Tradr TSLA Bear Daily ETF	For the year ended March 31, 2024	For the year ended March 31, 2024 and for the period July 13, 2022 (commencement of operations) through March 31, 2023	For the year ended March 31, 2024 and for the period July 13, 2022 (commencement of operations) through March 31, 2023
Tradr Short Innovation Daily ETF	For the year ended March 31, 2024	For the year ended March 31, 2024, for the 6 months period ended March 31, 2023, and for the period November 5, 2021 (commencement of operations) through September 30, 2022	For the year ended March 31, 2024, for the 6 months period ended March 31, 2023, and for the period November 5, 2021 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

To the Shareholders of Tradr ETFs and

the Board of Trustees of Investment Managers Series Trust II

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 28, 2024

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 984-2510. The Trustees and officers of the Funds and its principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	20	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	20	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	20	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	20	FPA Funds Trust, a registered investment company (includes 6 portfolios), Source Capital, Inc., a closed-end investment company.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustees:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	20	Cliffwater Corporate Lending Fund, Agility Multi-Asset Income Fund, Corbin Multi-Strategy Fund, LLC, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Infinity Long/Short Equity Fund, LLC, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, and First Trust Real Assets Fund, each a closed-end investment company.
Joy Ausili b† (born 1966) Trustee, Vice President and Assistant Secretary	January 2023	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Vice President and Assistant Secretary (January 2016 – present), Investment Managers Series Trust II; Vice President and Secretary, Investment Managers Series Trust (March 2016 – present); Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	20	None.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management

(2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 33 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the AXS Alternative Value Fund, AXS Adaptive Plus Fund, AXS Multi-Strategy Alternatives Fund, AXS Chesapeake Strategy Fund, AXS Market Neutral Fund, AXS Income Opportunities Fund, AXS Merger Fund, AXS Sustainable Fund, AXS Tactical Income Fund, AXS Dynamic Opportunity Fund, AXS FTSE Venture Capital Return Tracker Fund, AXS Astoria Inflation Sensitive ETF, AXS Change Finance ESG ETF, AXS Esoterica NextG Economy ETF, AXS Real Estate Income ETF and AXS Green Alpha ETF, which are offered in separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Ms. Ausili is an “interested person” of the Trust by virtue of her position with Mutual Fund Administration, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

Effective January 19, 2023, Eric M. Banhazl, who served as a Trustee of the Trust from September 2013 to January 19, 2023, is serving as a Trustee Emeritus of the Trust. As a Trustee Emeritus, Mr. Banhazl may attend the meetings of the Board of Trustees or any of its committees, but has no duties, powers or responsibilities with respect to the Trust.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 24, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	AXS 1.25X NVDA Bear Daily ETF (the “NVDA Bear Daily ETF”),

•	AXS 2X Innovation ETF (the “2X Innovation ETF”),

•	AXS Short Innovation Daily ETF (the “Short Innovation Daily ETF”), and

•	AXS TSLA Bear Daily ETF (the “TSLA Bear Daily ETF”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended October 31, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The NVDA Bear Daily ETF’s total return for the one-year period was below the Peer Group and Trading – Inverse Equity Fund Universe median returns and the S&P 500 Total Return Index return by 49.68%, 71.77% and 92.35%, respectively. The Board considered the Advisor’s explanation that the Fund’s underperformance resulted from the strength of NVDA, which gained more than 200% for the year, and that the Fund had met its investment objective of delivering -125% of the daily NVDA return.

•	The 2X Innovation ETF’s total return for the one-year period was below the Peer Group median return, the ARK Innovation ETF Index return, and the Trading – Leverage Equity Fund Universe median return by 2.05%, 28.32%, and 32.55%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group median was due to the performance and volatility of the ARK Innovation ETF, which lost more than 8% for the year, and that the Fund had met its investment objective of delivering 200% of the daily ARK Innovation ETF return.

•	The Short Innovation Daily ETF’s total return for the one-year period was above the Peer Group and Trading – Inverse Equity Fund Universe median returns and the ARK Innovation ETF Index return.

•	The TSLA Bear Daily ETF’s total return for the one-year period was below the Peer Group and Trading – Inverse Equity Fund Universe median returns and the S&P 500 Total Return Index return by 0.24%, 4.58%, and 25.16%, respectively. The Board considered the Advisor’s explanation that the Fund’s underperformance relative to the Peer Group was due to the volatility of TSLA, which lost over 11% during the one-year period. The Board also noted the Advisor’s assertion that the Fund met its investment objective of delivering -100% of the daily TSLA return.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The NVDA Bear Daily ETF’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading – Inverse Equity Fund Universe medians by 0.20%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.20%. The Board considered that the annual total expenses of the Fund were likely higher than the Peer Group and Fund Universe medians because of the Fund’s higher advisory fee.

•	The 2X Innovation ETF’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Trading – Leveraged Equity Fund Universe medians by 0.10% and 0.20%, respectively. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group or Fund Universe.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.20%. The Board considered that the annual total expenses of the Fund were likely higher than the Peer Group and Fund Universe medians because of the Fund’s higher advisory fee.

•	The Short Innovation Daily ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Trading – Inverse Equity Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•	The TSLA Bear Daily ETF’s annual investment advisory fee (gross of fee waivers) was above both the Peer Group and Trading – Inverse Equity Fund Universe medians by 0.20%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.19% and 0.20%, respectively. The Board considered that the Fund is actively managed to ensure proper tracking and, given the Fund’s investments in total return swaps, the active management of the Fund requires specialized expertise.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund. The Board also considered the Advisor’s belief that each Fund offers an innovative and unique product that could not be accessed elsewhere.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2023, noting that the Advisor had waived a portion of its advisory fee for the NVDA Bear Daily ETF and the TSLA Bear Daily ETF, and had waived a significant portion of its advisory fee for the 2X Innovation ETF and the Short Innovation Daily ETF. The Board determined that the profits of the Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 24, 2024 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - November 1, 2022 through October 31, 2023

Tradr 1.25X NVDA Bear Daily ETF

Tradr 2X Long Innovation ETF

Tradr TSLA Bear Daily ETF

Tradr Short Innovation Daily ETF

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period detailed above (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	With respect to the Tradr 1.25X NVDA Bear Daily ETF, Tradr 2X Long Innovation ETF, Tradr TSLA Bear Daily ETF, Tradr Short Innovation Daily ETF, the Fund Program’s liquidity classification as an ETF or In-Kind ETF and the requirement to maintain this classification;
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Tradr Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
2X Long Innovation ETF	10/1/23	3/31/24	10/1/23 – 3/31/24
Actual Performance	$1,000.00	$1,419.40	$6.95
Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Tradr Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2024 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
1.25X NVDA Bear Daily ETF	10/1/23	3/31/24	10/1/23 – 3/31/24
Actual Performance	$1,000.00	$369.80	$3.92
Hypothetical (5% annual return before expenses)	1,000.00	1,019.28	5.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
TSLA Bear Daily ETF	10/1/23	3/31/24	10/1/23 – 3/31/24
Actual Performance	$1,000.00	$1,342.30	$6.72
Hypothetical (5% annual return before expenses)	1,000.00	1,019.27	5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Short Innovation Daily ETF	10/1/23	3/31/24	10/1/23 – 3/31/24
Actual Performance	$1,000.00	$764.30	$3.31
Hypothetical (5% annual return before expenses)	1,000.00	1,021.25	3.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
Tradr 2X Long Innovation ETF	TARK	46144X 487
Tradr 1.25X NVDA Bear Daily ETF	NVDS	46144X 370
Tradr TSLA Bear Daily ETF	TSLQ	46144X 867
Tradr Short Innovation Daily ETF	SARK	46144X 628

Privacy Principles of the Tradr ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Tradr ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (303) 623-2577 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETFs at (303) 623-2577.

Tradr ETFs

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (303) 623-2577

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Tradr ETFs	FYE 3/31/2024	FYE 3/31/2023
(a) Audit Fees	$58,000	$41,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$10,000	$10,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Tradr ETFs	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Tradr ETFs	FYE 3/31/2024	FYE 3/31/2023
(g) Registrant Non-Audit Related Fees	N/A	N/A
(h) Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/7/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/7/2024